Goodwill and Intangibles (Details) - Schedule of components of other intangibles - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ (1,412)	$ (1,332)
Total	$ 4,990	5,070
Customer relationships – universities [Member]
Finite-Lived Intangible Assets [Line Items]
Expected Useful Life	20 years
Other intangibles, gross	$ 6,402	$ 6,402